Intangible Assets (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Indefinite-lived Intangible Assets [Line Items]
Amortization expense	$ 209	$ 209
Trade Names, gross and net	346	346
Trade Name [Member]
Indefinite-lived Intangible Assets [Line Items]
Trade Names, gross and net	$ 346	$ 346